Investments in associates and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Joint venture (d)	$ 2,497	$ 2,254
Investment In Associates And Joint Ventures	1,422,295	$ 1,488,775	$ 1,488,247
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.58%	19.58%
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate		40.10%	40.10%
Investment in associates	$ 101,683	$ 104,833
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.30%	19.30%
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	43.65%	43.65%	43.65%
Other minor investments [Member]
Investments in associates and joint ventures
Investment in associates	$ 1,165	$ 1,865
Associates [member]
Investments in associates and joint ventures
Investment in associates	1,418,633	1,484,656
Associates [member] | Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Investment in associates	1,305,377	1,209,126
Associates [member] | Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Investment in associates	101,683	104,833
Associates [member] | Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Investment in associates	$ 11,573
Associates [member] | Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Investment in associates		157,835
Associates [member] | Investment In Associates Excluding Minor Investments [Member]
Investments in associates and joint ventures
Investment in associates		$ 12,862